Real Estate and Other Assets Owned: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Company's balance in both real estate and other assets owned
Total other assets owned	$ 1,548	$ 2,267
One-to-four family mortgages [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	258	480
Multi-family [Member]
Company's balance in both real estate and other assets owned
Total other assets owned		905
Construction [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	130	465
Land [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	1,112	248
Non-residential real estate [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	44	160
Consumer assets owned by bank [Member]
Company's balance in both real estate and other assets owned
Total other assets owned	$ 4	$ 9